Prepayment, Receivables and Other Current Assets (Details) - Schedule of Several Agreements with its Suppliers - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Several Agreements with its Suppliers [Abstract]
Beginning balance	$ 4,220,986	$ 1,865,219
Marketing fees paid		8,155,673
Amortization of marketing fees	(3,990,311)	(5,560,187)
Foreign exchange difference	51,703	(239,719)
Ending balance	$ 282,378	$ 4,220,986